Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued Expenses and Other Current Liabilities
Payment for acquisition of Wuhan Miracle	¥ 136,482
Accrued service expenses	61,255		¥ 86,376
Deposits payable to service providers	68,248		56,602
Advance payment from platform user	51,104		39,371
Payable to service providers	24,860		44,891
Payments for inventories	18,840
Product warranty	2,529
Accrued litigation liabilities (see Note 20)	2,162		992
Others	11,361		9,553
Total	¥ 376,841	$ 59,136	¥ 237,785